INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Schedule of interests in subsidiaries
The table below shows details of non-wholly owned subsidiaries of the partnership that have material non-controlling interests:

	Jurisdiction of formation	Proportion of economic interests held by non- controlling interests		Non-controlling interests: Interests of others in operating subsidiaries and properties
(US$ Millions)		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
BPO(1)	Canada	—%	—%	$4,757	$2,982
Forest City Realty Trust, Inc.(2)(3)	United States	85%	—%	3,437	—
BPR Retail Holdings LLC(4)(5)	United States	—%	—%	1,773	—
BSREP CARS Sub-Pooling LLC(2)	United States	71%	71%	957	918
Center Parcs UK(2)	United Kingdom	73%	73%	863	869
BSREP II Korea Office Holdings Pte. Ltd.	South Korea	78%	78%	766	706
BSREP II MH Holdings LLC(2)	United States	74%	74%	700	593
BSREP II PBSA Ltd.	Bermuda	75%	74%	687	501
BSREP India Office Holdings Pte. Ltd.	United States	67%	67%	612	424
BSREP II Aries Pooling LLC(2)	United States	74%	74%	603	652
BSREP II Retail Upper Pooling LLC(2)	United States	50%	50%	552	670
BSREP UA Holdings LLC(2)	Cayman Islands	70%	70%	507	487
Other	Various	18% - 92%	18% - 76%	2,242	4,136
Total				$18,456	$12,938

(1)	Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.

(2)
Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.

(3)	Includes non-controlling interests in recently acquired Forest City portfolio. See Note 5, Acquisitions and Business Combinations, for further information

(4)
The partnership obtained control of GGP during the third quarter of 2018 following the acquisition of the common shares not previously held by the partnership. Subsequent to this transaction, the partnership is consolidating the financial results of GGP, including its interests in properties held through joint ventures. The partnership’s 34% interest in GGP prior to the acquisition was deconsolidated. Please see Note 4, Acquisition of GGP Inc., for further information. The partnership controls BPR as it held 91% of the voting stock of BPR through its 100% ownership of the BPR Class B and Class C shares. The balance of the voting rights in respect of BPR are held by the holders of the BPR Units.

The following table presents the partnership’s material subsidiaries as of December 31, 2018 and 2017:

	Jurisdiction of formation	Economic interest		Voting interest
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Subsidiary of the partnership
Brookfield Property L.P.(1)	Bermuda	49%	37%	100%	100%
Holding entities of the operating partnership
BPY Bermuda IV Holdings L.P.	Delaware	100%	100%	100%	100%
Brookfield BPY Retail Holdings II Inc.	Ontario	100%	100%	100%	100%
BPY Bermuda Holdings Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings II Limited	Bermuda	100%	100%	100%	100%
Brookfield BPY Holdings Inc.	Ontario	100%	100%	100%	100%
BPY Bermuda Holdings IV Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings 1A Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings V Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings VI Limited	Bermuda	100%	100%	100%	100%
Real estate subsidiaries of the holding entities
Brookfield Office Properties Inc. (“BPO”)	Canada	100%	100%	100%	100%
Brookfield BPY Holdings (Australia) ULC(2)	Canada	100%	100%	—%	—%
Forest City Realty Trust, Inc.(4)	United States	15%	—%	—%	—%
BPR Retail Holdings LLC(5)	United States	100%	—%	91%	—%
BSREP CARS Sub-Pooling LLC(3)	United States	29%	29%	—%	—%
Center Parcs UK(3)	United Kingdom	27%	27%	—%	—%
BSREP II Aries Pooling LLC(3)	United States	26%	26%	—%	—%
BSREP UA Holdings LLC(3)	Cayman Islands	30%	30%	—%	—%
BSREP India Office Holdings Pte. Ltd.(3)	United States	33%	33%	—%	—%
BSREP II Retail Upper Pooling LLC(3)	United States	50%	50%	33%	33%
BSREP II Korea Office Holdings Pte. Ltd.(3)	South Korea	22%	22%	—%	—%
BSREP II PBSA Ltd.(3)	Bermuda	25%	26%	—%	—%
BSREP II MH Holdings LLC(3)	United States	26%	26%	—%	—%

(1)
BPY holds all managing general partner units of the operating partnership and therefore has the power to direct the relevant activities and affairs of the operating partnership. The managing general partner units represent 49% and 37% of the total number of the operating partnership’s units at December 31, 2018 and 2017, respectively.

(2)
This entity holds economic interest in certain of its Australian properties not held through BPO. This economic interest is held in the form of participating loan agreements with Brookfield Asset Management.

(3)
The partnership holds its economic interest in these assets primarily through limited partnership interests in Brookfield-sponsored real estate funds. By their nature, limited partnership interests do not have any voting rights. The partnership has entered into voting agreements to provide the partnership with the ability to contractually direct the relevant activities of the investees.

(4)	Includes non-controlling interests in recently acquired Forest City portfolio. See Note 5, Acquisitions and Business Combinations, for further information.

(5)
The partnership obtained control of GGP during the third quarter of 2018 following the acquisition of the common shares not previously held by the partnership. Subsequent to this transaction, the partnership is consolidating the financial results of GGP, including its interests in properties held through joint ventures. The partnership’s 34% interest in GGP prior to the acquisition was deconsolidated. Please see Note 4, Acquisition of GGP Inc., for further information. The partnership controls BPR as it held 91% of the voting stock of BPR through its 100% ownership of the BPR Class B and Class C shares. The balance of the voting rights in respect of BPR are held by the holders of the BPR Units.

Summarized financial information in respect of each of the partnership’s subsidiaries that have material non-controlling interests is set out below. The summarized financial information below represents amounts before intercompany eliminations.

	Dec. 31, 2018
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
BPO	1,391	38,895	5,216	16,521	4,928	13,621
Forest City	1,029	11,246	602	7,741	3,437	495
BPR Retail Holdings LLC	478	29,197	507	13,241	1,773	14,154
BSREP CARS Sub-Pooling LLC	38	5,074	42	3,776	957	337
Center Parcs UK	191	4,110	242	2,869	863	327
BSREP II Korea Office Holdings Pte. Ltd.	87	2,986	56	2,030	766	221
BSREP II MH Holdings LLC	42	2,438	39	1,515	700	226
BSREP II PBSA Ltd.	72	2,196	428	918	687	235
BSREP India Office Holdings Pte. Ltd.	44	2,044	183	996	612	297
BSREP II Aries Pooling LLC	95	2,246	330	1,202	603	206
BSREP II Retail Upper Pooling LLC	88	2,956	970	976	552	546
BSREP UA Holdings LLC	51	1,583	28	880	507	219
Total	3,606	104,971	8,643	52,665	16,385	30,884

	Dec. 31, 2017
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
BPO	1,432	43,993	13,675	15,944	3,153	12,653
BSREP CARS Sub-Pooling LLC	70	4,811	4	3,637	918	322
Center Parcs UK	103	4,107	228	2,786	869	327
BSREP Industrial Pooling Subsidiary L.P.(1)	111	2,271	123	1,051	878	330
BSREP II Korea Office Holdings Pte. Ltd.	72	2,948	42	2,071	706	201
BSREP II Aries Pooling LLC	57	2,321	47	1,455	652	224
BSREP II Retail Upper Pooling LLC	68	3,321	998	1,066	670	655
BSREP II MH Holdings LLC	34	2,280	30	1,499	593	192
Brookfield Strategic Real Estate Partners II Storage REIT LLC(2)	45	1,871	22	1,144	564	186
BSREP II PBSA Ltd.	61	1,367	121	633	501	173
BSREP UA Holdings LLC	49	1,564	32	885	487	209
BREF ONE, LLC(2)	264	2,332	534	1,338	483	241
BSREP II Brazil Pooling LLC(2)	26	1,261	12	578	472	225
BSREP India Office Holdings Pte. Ltd.	38	1,659	103	963	424	207
BSREP Europe Holdings L.P.(2)	95	—	12	—	55	28
Total	2,525	76,106	15,983	35,050	11,425	16,173

(1)	In the fourth quarter of 2018, the partnership sold its U.S. logistics portfolio.

(2)	In the current year ended December 31, 2018, these entities are presented within Other non-controlling interest as the non-controlling interests are not material.

	Year ended Dec. 31, 2018
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,159	$245	$240	$35	$147	$194
Forest City	65	(153)	(153)	21	(27)	(27)
BPR Retail Holdings LLC	584	34	34	(1)	457	447
BSREP CARS Sub-Pooling LLC	311	105	99	54	37	34
Center Parcs UK	644	87	50	55	33	19
BSREP II Korea Office Holdings Pte. Ltd.	211	96	69	8	28	20
BSREP II MH Holdings LLC	248	132	132	8	42	42
BSREP II PBSA Ltd.	131	68	20	—	23	7
BSREP India Office Holdings Pte. Ltd.	176	245	209	11	119	102
BSREP II Aries Pooling LLC	190	51	52	69	18	18
BSREP II Retail Upper Pooling LLC	302	(190)	(191)	1	(189)	(190)
BSREP UA Holdings LLC	128	20	20	—	9	9
Total	$5,149	$740	$581	$261	$697	$675

	Year ended Dec. 31, 2017
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,224	$120	$139	$9	$(718)	$(672)
BSREP CARS Sub-Pooling LLC	311	87	85	377	30	29
Center Parcs UK	587	13	94	210	5	36
BSREP Industrial Pooling Subsidiary L.P.(1)	143	175	175	163	65	65
BSREP II Korea Office Holdings Pte. Ltd.	194	144	230	119	41	66
BSREP II Aries Pooling LLC	285	53	54	59	18	18
BSREP II Retail Upper Pooling LLC	306	50	50	1	42	42
BSREP II MH Holdings LLC	194	133	133	16	44	44
Brookfield Strategic Real Estate Partners II Storage REIT LLC(2)	168	82	82	8	27	27
BSREP II PBSA Ltd.	74	109	131	—	37	44
BSREP UA Holdings LLC	124	117	117	99	50	50
BREF ONE, LLC(2)	717	(33)	(8)	—	(17)	(5)
BSREP II Brazil Pooling LLC(2)	70	63	55	17	30	26
BSREP India Office Holdings Pte. Ltd.	156	130	154	47	63	75
BSREP Europe Holdings L.P.(2)	96	782	896	1,289	359	419
Total	$5,649	$2,025	$2,387	$2,414	$76	$264

(1)
In the fourth quarter of 2018, the partnership sold its U.S. logistics portfolio. The remaining non-controlling interest is not material and is included in Other non-controlling interest for December 31, 2018.

(2)	In the current year ended December 31, 2018, these entities are presented within Other non-controlling interest as the non-controlling interests are not material.

	Year ended Dec. 31, 2016
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,221	$81	$101	$254	$277	$250
BSREP CARS Sub-Pooling LLC	300	140	140	4	49	49
Center Parcs UK	586	74	(112)	76	28	(42)
BSREP Industrial Pooling Subsidiary L.P.(1)	108	158	158	114	55	55
BSREP II Korea Office Holdings Pte. Ltd.	21	(18)	(40)	—	(3)	(7)
BSREP II Aries Pooling LLC	191	(47)	(46)	46	(16)	(16)
BSREP II Retail Upper Pooling LLC	178	3	3	—	3	3
Brookfield Strategic Real Estate Partners II Storage REIT LLC(2)	106	130	130	84	43	43
BREF ONE, LLC(2)	762	(22)	37	—	(11)	18
BSREP UA Holdings LLC	117	138	138	—	59	59
BSREP Europe Holdings L.P.(2)	79	51	31	13	26	15
BSREP II Brazil Pooling LLC(2)	56	59	121	6	28	58
Brookfield Brazil Retail Fundo de Investimento em Participaçoes(2)	80	(42)	35	—	(25)	1
BSREP India Office Holdings Pte. Ltd.	130	76	67	25	37	33
Total	$4,935	$781	$763	$622	$550	$519

(1)
In the fourth quarter of 2018, the partnership sold its U.S. logistics portfolio. The remaining non-controlling interest is not material and is included in Other non-controlling interest for December 31, 2018.

(2)	In the current year ended December 31, 2018, these entities are presented within Other non-controlling interest as the non-controlling interests are are not material.